Restricted Short-Term Bank Deposits	12 Months Ended
Dec. 31, 2022
Restricted Short-Term Bank Deposits [Abstract]
RESTRICTED SHORT-TERM BANK DEPOSITS

NOTE 6 - RESTRICTED SHORT-TERM BANK DEPOSITS

To secure Eco Wave Power Ltd.’s bank guarantees, Eco Wave Power Ltd. has deposited an amount of $63 (2021 - $70) in Bank Hapoalim Ltd. in short-term bank deposits. The short-term bank deposits are in NIS and bear interest at an average annual rate of prime – 3.39%. These deposits are subject to regulatory restrictions and are therefore not available for general use by the Group.